Income Tax (Benefit) Expense - Schedule of Components of Income Tax Expense (Benefit) and Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$ (92,699,645)	$ (74,724,454)	$ (46,448,210)
Tax at the Australian tax rate of 30% (2023: 30%)	(27,809,894)	(22,417,336)	(13,934,463)
Share based payments	288,211	1,268,814	1,262,386
Government grants	60,720	49,333	507,207
State tax expense	20,521	19,285
(Loss)/Gain on fair value of derivative instruments	10,740,420	2,760,350	6,582
Other non-deductible amounts	(282,951)	60,834	2,793
Other deferred basis adjustments	(2,776,194)	(2,169,023)
Difference in overseas tax rate	3,604,459	3,367,164	2,232,607
Adjustments for current tax of prior periods		(158,880)	(102,522)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	16,756,672	17,317,146	9,825,461
Income tax (benefit) expense	25,542	97,687	(199,949)
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	227,248,535	150,819,578	115,482,188
Potential tax benefit	55,023,945	45,245,873	34,644,656
(c) Tax expense (income) recognized directly in equity
Deferred tax: Share issue costs	90,747
(d) Deferred tax assets
Tax losses	54,456,956	37,950,397	34,644,656
Exploration and evaluation assets		192,271	365,919
Business capital costs	733,249	789,677	1,566,275
Other non-current assets	11,213,337	14,237,476	8,116,735
Right of use asset	168,101	141,193	92,858
Unrealized exchange loss on borrowings	376,403		259,804
Accrued expenses	73,526	66,059	98,303
Deferred revenue	630,000	648,024
Capital loss carryover	411,575
Other	57,294	36,410	21,438
Total deferred tax assets	68,120,441	54,061,507	45,165,988
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,400,609)	(3,719,657)	(4,970,299)
Deferred tax assets not recognized	(65,719,832)	(50,225,561)	(39,994,325)
Net deferred tax assets		116,289	201,364
(e) Deferred tax liabilities
Other non-current assets	(2,183,011)	(3,059,287)	(4,162,691)
Prepayments	(16,343)	(161,500)	(224,008)
Foreign currency (loss)/gain	(201,255)	(498,870)	(583,600)
Total deferred tax liabilities	(2,400,609)	(3,719,657)	(4,970,299)
Set-off of deferred tax liabilities pursuant to set-off provisions	$ 2,400,609	$ 3,719,657	$ 4,970,299